Condensed Consolidated Statements of Profit or Loss and Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue
- Supply chain management platform service fee	$ 432,263	$ 1,230,919
- Fair value change of proprietary trading digital assets	3,938,870
Total revenue	4,371,133	1,230,919
Cost of revenue	192,681	214,418
Selling and promotion expenses	657,238	3,792,621
Consultation service expenses	2,322,212
General and administrative expenses	1,458,123	2,739,653
Total operating expenses	4,437,573	6,532,274
Results from operating activities	(259,121)	(5,515,773)
Other income	119,841	1,182
Other expenses	(119,656)	(9,869)
Share purchase warrants expenses	(4,424,932)
Finance income	5,013	107,151
Finance costs	(7,527)	(1,944,656)
Net finance costs	(2,514)	(1,837,505)
Loss before income tax	(4,686,382)	(7,361,965)
Income tax expense	(199,897)
Loss for the period	(4,886,279)	(7,361,965)
Income (loss) attributable to:
Owners of the Company	(5,377,131)	(7,353,732)
Non-controlling interests	490,852	(8,233)
Income (loss) attributable	(4,886,279)	(7,361,965)
Other comprehensive (loss) income
Foreign operation – foreign currency translation differences	(808,759)	335,536
Total comprehensive loss for the period	(5,695,038)	(7,026,429)
Total comprehensive loss attributable to:
Owners of the Company	(6,185,890)	(7,058,447)
Non-controlling interests	490,852	32,018
Total comprehensive loss attributable	$ (5,695,038)	$ (7,026,429)
Loss per share attributable to owners of the Company
Basic and diluted loss per share (in Dollars per share)	$ (0.22)	$ (0.42)